Disclosure of sharebased compensation arrangements by sharebased payment award nonvested (Details) - € / shares	12 Months Ended
	Dec. 31, 2015	Jan. 02, 2015
Non-vested options outstanding	192,500	311,250
Non-vested options outstanding - Weighted average Grant-Date Fair Value	€ 1.32	€ 1.32
Non-vested options granted	0
Non-vested options granted - Weighted average Grant-Date Fair Value	€ 0.00
Non-vested options vested	(103,750)
Non-vested options vested - Weighted average Grant-Date Fair Value	€ 1.32
Non-vested options forfeited	(15,000)
Non-vested options forfeitedvested - Weighted average Grant-Date Fair Value	€ 1.32